9. COMMON STOCK (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of options
Beginning Balance	9,223,000	9,135,500	9,292,800
Granted	7,560,000	1,882,000	575,000
Exercised			(427,147)
Cancelled			(157,153)
Expired	(2,379,500)	(1,177,500)
Forfeited	(3,000)	(617,000)	(148,000)
Ending Balance	14,400,500	9,223,000	9,135,500
Weighted Average Exercise Price
Beginning Balance	$ 1.98	$ 2.16	$ 2.09
Granted	$ 0.47	$ 1.22	$ 2.77
Exercised			$ 1.66
Cancelled			$ 1.32
Expired	$ 1.80	$ 2.14
Forfeited	$ 1.25	$ 2.05	$ 2.31
Ending Balance	$ 1.22	$ 1.98	$ 2.16